License Agreement Acquired from Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
License Agreement Acquired From Related Parties
Schedule of License Agreement Acquired from Related Parties

License agreement acquired from related parties as of June 30, 2018 and December 31, 2017, consisted of the following:

	As of
	June 30, 2018	December 31, 2017
License agreement	$1,518,523	$-
Accumulated amortization	(81,349)	-
Intangible assets, net	$1,437,174	$-